Fair value measurements - Summary of Fair Value Measurements, Recurring and Nonrecurring (Details) - CNY (¥)	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	¥ 860,484	¥ 0